GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2011	2010	2009
Salaries and social contributions	$1,230,564	$1,174,482	$1,004,951
Rent	389,142	338,301	283,957
General and administrative	277,863	251,097	217,847
Repair and maintenance	202,206	180,810	158,165
Taxes other than income	171,778	144,322	181,716
Billing and data processing	62,508	75,960	64,277
Consulting expenses	58,409	61,431	59,000
Provision for obsolescence	30,160	27,825	4,113
Insurance	6,533	7,456	7,612
Business acquisitions related costs	7,089	12,737	11,353

Total	$2,436,252	$2,274,421	$1,992,991